Assets and liabilities held for sale (Tables)	9 Months Ended
Sep. 30, 2020
Statement [LineItems]
Disclosure of Detailed Information about Assets and Liabilities Held for Sale
Assets and liabilities classified as held for sale consisted of the following:

	As at
	September 30, 2020	December 31, 2019
Assets held for sale
Cash	$—	$2
Accounts receivable	—	4
Property, plant and equipment	—	77

	$—	$83

Liabilities related to assets held for sale
Accounts payable and accrued liabilities	$—	$6
Decommissioning liability	—	7

	$—	$13